Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 160,596	$ 86,709
Accounts receivable, net of allowance for doubtful accounts of $4,022 and $4,773	45,337	37,625
Assets held for sale	29,544	35,523
Other current assets	9,943	12,066
Total Current Assets	245,420	171,923
Property and equipment, net of accumulated depreciation	2,456,780	2,623,472
Intangible assets, net of accumulated amortization	177,002	178,095
Other non-current assets	13,321	12,354
Total Non-Current Assets	2,647,103	2,813,921
Total Assets	2,892,523	2,985,844
Current Liabilities:
Current portion of long-term debt	17,514	17,514
Accounts payable	38,130	27,572
Accrued expenses and other liabilities	64,581	63,120
Accrued payroll and employee benefits	38,467	30,918
Accrued real estate taxes	21,400	21,705
Total Current Liabilities	180,092	160,829
Long-term debt	1,682,436	1,694,585
Other long-term liabilities	29,130	30,330
Deferred tax liabilities	343,028	353,588
Total Liabilities	2,234,686	2,239,332
Commitments and Contingencies
Equity:
Preferred Stock, $0.01 par value; 100,000,000 shares authorized and none outstanding as of December 31, 2016 and 2015	0	0
Common Stock, $0.01 par value; 2,000,000,000 shares authorized at December 31, 2016 and 2015, 131,750,715 shares issued and 116,790,470 shares outstanding as of December 31, 2016 and 130,974,073 shares issued and 124,302,318 shares outstanding as of December 31, 2015	1,318	1,310
Additional paid-in-capital	1,165,651	1,152,155
Accumulated deficit	(296,006)	(294,718)
Treasury stock at cost, 14,960,245 shares at December 31, 2016 and 6,671,755 shares at December 31, 2015	(209,523)	(107,699)
Accumulated other comprehensive loss	(6,372)	(7,436)
Noncontrolling interests	2,769	2,900
Total Equity	657,837	746,512
Total Liabilities and Equity	$ 2,892,523	$ 2,985,844